MUNDER BOND FUND

Class A, B, C, K & Y Shares

Supplement Dated May 14, 2008

To Prospectus Dated October 31, 2007

Voluntary Fee Waiver and Expense Reimbursement

Effective May 12, 2008, Munder Capital Management (“MCM”) began voluntarily waiving a portion of its advisory fees and reimbursing certain expenses of the Munder Bond Fund (“Bond Fund”). After the impact of this voluntary fee waiver and expense reimbursement, total net annual operating expenses for the Bond Fund (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the U.S. Securities Exchange Commission (“SEC”) from time to time)) are 0.65% for Class A and Class K shares, 1.40% for Class C and B shares, and 0.40% for Class Y shares.

Merger with Munder Intermediate Bond Fund

On May 13, 2008, the Board of Trustees of Munder Series Trust (“Trust”) approved an Agreement and Plan of Reorganization that provides for the merger of the Munder Intermediate Bond Fund, a series of the Trust, with and into the Bond Fund, another series of the Trust (“Merger”). The Merger is expected to occur on or about June 13, 2008 or on such other date as the officers of the Trust determine (“Closing Date”).

On the Closing Date, MCM will terminate its voluntary fee waivers and expense reimbursements (and may do so at any time in its discretion prior to the Merger) and will contractually reduce the investment advisory fee for the surviving Bond Fund to 0.40% based on average daily net assets. Additionally, effective as of the Closing Date of the Merger, MCM has entered into an Expense Limitation Agreement to limit contractually the total net annual operating expenses of the Bond Fund (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the SEC from time to time)) to 0.65% for Class A and Class K shares, 1.40% for Class C and B shares, and 0.40% for Class Y shares.

Effective upon the Closing Date, the Expense Table on page 8 of the Bond Fund Prospectus is revised as follows:

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Class A Shares	Class B Shares	Class C Shares	Class K Shares	Class Y Shares
Management Fees	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 Fees)	0.25%	1.00%	1.00%	0.00%	0.00%
Non-12b-1 Service Plan Fees	0.00%	0.00%	0.00%	0.25%	0.00%
Other Expenses	0.28%	0.28%	0.28%	0.28%	0.28%
Acquired Fund Fees and Expenses (e)(f)	0.00%	0.00%	0.00%	0.00%	0.00%

Total Annual Fund Operating Expenses before Waivers	0.93%	1.68%	1.68%	0.93%	0.68%

Fee Waivers and/or Expense Reimbursements (g)	(0.28)%	(0.28)%	(0.28)%	(0.28)%	(0.28)%

Total Net Annual Operating Expenses including Acquired Fund Fees and Expenses	0.65%	1.40%	1.40%	0.65%	0.40%

(e)	Acquired Fund Fees and Expenses reflect the pro-rata portion of the fees and expenses charged by any underlying funds in which the Fund may invest, including money market funds and ETFs.
(f)	Acquired Fund Fees and Expenses are less than 0.01% of the average net assets of the Fund.
(g)	Pursuant to an Expense Limitation Agreement, the advisor has agreed contractually to waive fees and/or reimburse expenses of the Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses) do not exceed 0.65% for Class A and K shares, 1.40% for Class C and B shares, and 0.40% for Class Y shares through at least October 31, 2009. There is no guarantee that the Expense Limitation Agreement will continue after that date or will continue at the currently specified levels.

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Munder International Bond Fund

Class A, B, C, K & Y Shares

Supplement Dated May 14, 2008

to Prospectus Dated October 31, 2007

Liquidation of the International Bond Fund

The Munder International Bond Fund (“Fund”) has been informed that a shareholder holding substantially all of the Fund’s assets expects to redeem all of its shares in the second quarter of 2008. In an effort to prevent the remaining shareholders from being disadvantaged following such redemption, the Fund’s Board of Trustees has approved a plan of liquidation for the Fund and determined it to be in the best interests of the shareholders.

The plan of liquidation provides that the Fund will automatically redeem all of its outstanding shares as soon as practicable. In order to ensure adequate notice to all affected shareholders, Munder Capital Management plans to effect the liquidation on June 27, 2008 or such later date as the officers of the Fund determine.

The proceeds of the redemption will be the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund are paid or provided for. Any applicable contingent deferred sales charges (CDSCs) will be waived for redemptions that occur on the liquidation date. Redemptions made prior to the liquidation date will be subject to applicable CDSCs.

The distribution to the Fund’s shareholders of the Fund’s liquidation proceeds will be made to all shareholders of record on the date of the liquidation. In order to prepare for liquidation, the Fund’s assets will be sold in an orderly fashion and reinvested in repurchase agreements or other comparable high quality money market instruments. In addition, the Fund may be required to make a distribution of income and/or capital gains prior to liquidation.

Liquidation proceeds will be paid entirely in cash, except in the case of certain individual retirement account shareholders whose shares will be exchanged automatically for shares of the corresponding class of the Munder Cash Investment Fund, a money market mutual fund. A prospectus for the Munder Cash Investment Fund will be sent to affected shareholders under separate cover.

Effective immediately, the Fund is closed to new investments.

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Munder Real Estate Equity Investment Fund

Class A, B, C, K & Y Shares

Supplement Dated May 14, 2008

to Prospectus Dated October 31, 2007

Liquidation of the Real Estate Equity Investment Fund

The Munder Real Estate Equity Investment Fund (“Fund”) has been informed that a shareholder holding more than 50% of the Fund’s assets expects to redeem all of its shares in the second quarter of 2008. In an effort to prevent the remaining shareholders from being disadvantaged following such redemption, the Fund’s Board of Trustees has approved a plan of liquidation for the Fund and determined it to be in the best interests of the shareholders.

The plan of liquidation provides that the Fund will automatically redeem all of its outstanding shares as soon as practicable. In order to ensure adequate notice to all affected shareholders, Munder Capital Management plans to effect the liquidation on June 27, 2008 or such later date as the officers of the Fund determine.

The proceeds of the redemption will be the net asset value of such shares after all charges, taxes, expenses and liabilities of the Fund are paid or provided for. Any applicable contingent deferred sales charges (CDSCs) will be waived for redemptions that occur on the liquidation date. Redemptions made prior to the liquidation date will be subject to applicable CDSCs.

The distribution to the Fund’s shareholders of the Fund’s liquidation proceeds will be made to all shareholders of record on the date of the liquidation. In order to prepare for liquidation, the Fund’s assets will be sold in an orderly fashion and reinvested in repurchase agreements or other comparable high quality money market instruments.

Liquidation proceeds will be paid entirely in cash, except in the case of individual retirement account shareholders held directly with the Munder Funds. For those accounts, shares of the Fund will be exchanged automatically for shares of the corresponding class of the Munder Cash Investment Fund, a money market mutual fund. A prospectus for the Munder Cash Investment Fund will be sent to affected shareholders under separate cover.

Effective immediately, the Fund is closed to new investments.

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MUNDER INTERMEDIATE BOND FUND

Class A, B, C, K & Y Shares

Supplement Dated May 14, 2008

To Prospectus Dated October 31, 2007

Merger of Munder Intermediate Bond Fund with and into Munder Bond Fund

On May 13, 2008, the Board of Trustees of Munder Series Trust (“Board” of the “Trust”) approved an Agreement and Plan of Reorganization (“Reorganization Agreement”) that provides for the merger of the Munder Intermediate Bond Fund (“Intermediate Bond Fund”), a series of the Trust, with and into the Munder Bond Fund (“Bond Fund”), another series of the Trust (“Merger”). The Merger was approved by the Board in order to consolidate the Trust’s product offerings. The Merger does not require shareholder approval.

The Board requested and evaluated information that they viewed as sufficient to determine whether the Intermediate Bond Fund would benefit from the proposed Merger. The Board, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended) (“Independent Trustees”), carefully considered the proposed Merger and has determined that the proposed Merger: (1) is in the best interests of the Intermediate Bond Fund and the Bond Fund (each a “Fund”), and (2) should not result in a dilution of the interests of shareholders in either Fund. The Board further determined that the Merger will provide shareholders of the Intermediate Bond Fund with a compatible investment that: (1) due to an Expense Limitation Agreement, has a lower expense ratio, and (2) has the potential for future economies of scale.

The Merger is expected to occur on or about June 13, 2008 or on such other date as the officers of the Trust determine (“Closing Date”). As of the close of business on the Closing Date, pursuant to the Reorganization Agreement, each shareholder of Class A, B, C, K and Y shares of the Intermediate Bond Fund will become the owner of the number of full and fractional Class A, B, C, K and Y shares, respectively, of the Bond Fund having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s shares of the Intermediate Bond Fund.

No sales load, commission or other transactional fee will be imposed as a result of the Merger. Munder Capital Management (“MCM”), the investment adviser to the Funds, has agreed to bear all of the expenses incurred in connection with the Merger, except for any brokerage fees and brokerage expenses associated with the purchase or sale of any securities held in either Fund. In addition, MCM has agreed to waive any otherwise applicable contingent deferred sales charge (CDSC) incurred as a result of the sale or exchange of Intermediate Bond Fund shares made as of the date of this Prospectus supplement through a 45-day period after the Merger. The closing of the Merger will be conditioned upon, among other things, receiving an opinion of counsel to the effect that the proposed Merger will qualify as a tax-free reorganization for federal income tax purposes. As a result, it is anticipated that shareholders will not recognize any gain or loss in connection with the proposed Merger.

In accordance with regulatory requirements, the Merger needs only to be approved by the Board. Consequently, you will not be asked to approve the Merger. However, you are being asked to carefully consider whether the Bond Fund’s principal investment strategies, restrictions and risks (as set forth in the Fund’s Prospectus) and the information concerning the Bond Fund (as provided in this sticker supplement) will meet your investment needs. If you determine that you wish to become a shareholder of the Bond Fund, no action on your part will be needed. Your shares will be automatically exchanged on a tax-free basis for shares of the Bond Fund on the Closing Date of the Merger. Should you determine that you do not wish to become a shareholder of the Bond Fund, you may: (1) redeem your shares of the Intermediate Bond Fund, or (2) exchange them for shares of another Munder Fund prior to the Closing Date by contacting the Munder Funds or your broker, financial intermediary, or other financial institution. Please note that if you own shares in a taxable account, a redemption or an exchange of your shares of the Intermediate Bond Fund will be a taxable event and you may recognize a gain or loss in connection with that transaction.

Closed to New Investors

Effective immediately, the Intermediate Bond Fund is closed to new investors. The Fund will continue to accept additional investments from current shareholders until June 12, 2008.

Comparison of the Funds

The following comparison of the Funds is a summary only. In order to better understand the differences between the investment policies, strategies and risks of your Fund and those of the Bond Fund, you should refer to the Prospectus and Statement of Additional Information for each of the Funds, which are available free upon request by calling 1-800-438-5789.

The Funds are each diversified series of the Trust and share the same Board of Trustees. The Funds’ fundamental investment policies (that is, those investment policies that cannot be changed without the approval of a majority of the outstanding shares of a Fund) are identical in all material respects. Below you will find a discussion of the primary differences of the Funds.

Investment Advisers and Other Service Providers

MCM serves as the investment adviser of each of the Funds. The Funds also have a common administrator (MCM) and a common distributor (Funds Distributor, LLC).

Investment Advisory Fees and Total Operating Expenses

The investment advisory fee for the Bond Fund is identical to that of the Intermediate Bond Fund. Before the impact of voluntary fee waivers and expense reimbursements implemented by MCM effective May 12, 2008, both Funds paid an advisory fee of 0.50% based on the first $300 million of average daily net assets, and 0.45% thereafter. After the impact of these voluntary fee waivers and expense reimbursements, total net annual operating expenses for both Funds (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the U.S. Securities Exchange Commission (“SEC”) from time to time)) are 0.65% for Class A and Class K shares, 1.40% for Class C and B shares, and 0.40% for Class Y shares.

On the Closing Date of the Merger, MCM will terminate its voluntary fee waivers and expense reimbursements (and may do so at any time in its discretion prior to the Merger) and will contractually reduce the investment advisory fee for the surviving Bond Fund to 0.40% based on average daily net assets. Additionally, effective as of the Closing Date of the Merger, MCM has entered into an Expense Limitation Agreement to limit contractually the total net annual operating expenses of the Bond Fund (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the SEC from time to time)) to 0.65% for Class A and Class K shares, 1.40% for Class C and B shares, and 0.40% for Class Y shares.

The tables on the following pages compare the total annual operating expenses of each class of the Intermediate Bond Fund and Bond Fund, expressed as a ratio of expenses to average daily net assets (“expense ratio”), based on the actual expenses of each Fund for the six-month period ended December 31, 2007. The table below also shows the estimated fees and expenses for each class of shares of the Bond Fund on a pro forma basis, giving effect to the proposed Merger, based on the actual expenses of that Fund for the fiscal year ended December 31, 2007, as adjusted to reflect the changes in advisory fees and the implementation of an Expense Limitation Agreement described above that will take effect as of the closing of the Merger.

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Munder Intermediate Bond Fund - Class A		Munder Bond Fund - Class A		Munder Bond Fund - Class A (pro forma)
Management Fees	0.50%		0.50%		0.40%
Distribution and/or Service (12b-1 Fees)	0.25%		0.25%		0.25%
Other Expenses	0.29%		0.56%		0.28%

Total Annual Fund Operating Expenses before Waivers	1.04%		1.31%		0.93%

Fee Waivers and/or Expense Reimbursements	—	(a)	—	(a)	(0.28	)%(b)

Total Net Annual Operating Expenses	1.04	%(a)	1.31	%(a)	0.65	%(b)

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Munder Intermediate Bond Fund - Classes B & C		Munder Bond Fund - Classes B & C		Munder Bond Fund - Classes B & C (pro forma)
Management Fees	0.50%		0.50%		0.40%
Distribution and/or Service (12b-1 Fees)	1.00%		1.00%		1.00%
Other Expenses	0.29%		0.56%		0.28%

Total Annual Fund Operating Expenses before Waivers	1.79%		2.06%		1.68%

Fee Waivers and/or Expense Reimbursements	—	(a)	—	(a)	(0.28	)%(b)

Total Net Annual Operating Expenses	1.79	%(a)	2.06	%(a)	1.40	%(b)

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Munder Intermediate Bond Fund - Class K		Munder Bond Fund - Class K		Munder Bond Fund - Class K (pro forma)
Management Fees	0.50%		0.50%		0.40%
Distribution and/or Service (12b-1 Fees)	0.00%		0.00%		0.00%
Non 12b-1 Service Plan Fees	0.25%		0.25%		0.25%
Other Expenses	0.29%		0.56%		0.28%

Total Annual Fund Operating Expenses before Waivers	1.04%		1.31%		0.93%

Fee Waivers and/or Expense Reimbursements	—	(a)	—	(a)	(0.28	)%(b)

Total Net Annual Operating Expenses	1.04	%(a)	1.31	%(a)	0.65	%(b)

ANNUAL FUND OPERATING EXPENSES paid from Fund assets (as a % of net assets)	Munder Intermediate Bond Fund - Class Y		Munder Bond Fund - Class Y		Munder Bond Fund - Class Y (pro forma)
Management Fees	0.50%		0.50%		0.40%
Distribution and/or Service (12b-1 Fees)	0.00%		0.00%		0.00%
Other Expenses	0.29%		0.56%		0.28%

Total Annual Fund Operating Expenses before Waivers	0.79%		1.06%		0.68%

Fee Waivers and/or Expense Reimbursements (a)	—	(a)	—	(a)	(0.28	)%(b)

Total Net Annual Operating Expenses	0.79	%(a)	1.06	%(a)	0.40	%(b)

(a)	Effective May 12, 2008, MCM has agreed to waive fees and/or reimburse expenses of the Intermediate Bond Fund and Bond Fund, on a voluntary basis, such that both Funds’ Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the SEC from time to time)) do not exceed 0.65% for Class A and K shares, 1.40% for Class B and C shares, and 0.40% for Class Y shares. MCM may terminate these voluntary waivers and reimbursements at any time.
(b)	Pursuant to an Expense Limitation Agreement, effective as of the date of the closing of the Merger, MCM has agreed contractually to waive fees and/or reimburse expenses of the Bond Fund so that, on an annualized basis, the Total Net Annual Operating Expenses (other than taxes, interest, litigation, dividends and interest expense on securities sold short, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and Acquired Fund Fees and Expenses (as interpreted by the SEC from time to time)) do not exceed 0.65% for Class A and K shares, 1.40% for Class C and B shares, and 0.40% for Class Y shares through at least October 31, 2009. There is no guarantee that the Expense Limitation Agreement will continue after that date or will continue at the currently specified levels.

Investment Strategies, Policies and Risks

The respective principal investment strategies, policies and risks of each Fund are identical. The primary differences among the investment objectives of and portfolio securities held by the Funds are described below.

	Intermediate Bond Fund	Bond Fund
Investment Objective	Competitive rate of return which exceeds the rate of inflation and the return provided by money market instruments.	High level of current income. Secondarily, capital appreciation.
Average Life and Duration of each Fund’s Portfolio (as of 3/31/08)	Average Life: 4.5 years Duration: 3.7 years	Average Life: 5.4 years Duration 4.0 years

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